Note 11 - Stockholders' Equity (Details) - Successor Equity Reconciliation from Inception (Parentheticals) (USD $)	Jun. 30, 2014	Jun. 30, 2014 Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2013 Successor [Member]
Note 11 - Stockholders' Equity (Details) - Successor Equity Reconciliation from Inception (Parentheticals) [Line Items]
Issuance of preferred shares per share	$ 11.00	$ 11	$ 10.00
Issuance of common shares per share	$ 11.00	$ 11	$ 10.00